Ordinary Shares - Additional Information (Details) - $ / shares		12 Months Ended
	Apr. 03, 2018	Dec. 31, 2025	Dec. 31, 2024	Jan. 26, 2023	Jan. 19, 2023
Class Of Stock [Line Items]
Common stock, shares authorized	100,000,000,000
Common stock, capital shares reserved for future issuance	1,000,000,000
Common stock, par value per share	$ 0.00001
Common stock conversion basis		Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof.
Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized	94,000,000,000	94,000,000,000	94,000,000,000
Common stock, par value per share		$ 0.00001	$ 0.00001
Number of voting rights entitlement per ordinary shares	one
Common stock, shares issued		3,855,283,602	3,854,584,680
ADS equivalent		7
Common stock, shares outstanding		3,713,284,286	3,698,793,887
Common stock, shares deemed issued but not outstanding		141,999,316
Class A Ordinary Shares | Follow-on Offering
Class Of Stock [Line Items]
Common stock, shares issued					535,500,000
ADS equivalent					76,500,000
Class A Ordinary Shares | Over-Allotment Option
Class Of Stock [Line Items]
Common stock, shares issued				69,825,000
ADS equivalent				9,975,000
Class B Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, par value per share		$ 0.00001	$ 0.00001
Number of voting rights entitlement per ordinary shares	ten
Common stock, shares issued		3,041,097,278	3,041,097,278
Common stock, shares outstanding		3,041,097,278	3,041,097,278